Related Party Transactions (Q2) (Details) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2015	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2015	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Apr. 18, 2017
Related party transactions compensation [Abstract]
Debt instrument, fixed interest rate								12.00%
Interest expense, related party									$ 292,000
Gain on extinguishment of subordinated debt							$ 0	$ 0	1,031,000
Emmett J. Wood [Member]
Related party transactions compensation [Abstract]
Compensation to related parties		$ 151,000	$ 76,000		$ 324,000	$ 234,000	$ 529,000	$ 552,000	$ 570,000
Emmett J. Wood [Member] | Class A Common Stock [Member]
Related party transactions compensation [Abstract]
Number of shares held by related party (in shares)		810,000			810,000		810,000			50,000
Emmett J. Wood [Member] | Class B Common Stock [Member]
Related party transactions compensation [Abstract]
Number of shares held by related party (in shares)		50,000			50,000		50,000
Porter [Member]
Related party transactions compensation [Abstract]
Proceeds from related party, debt				$ 2,500,000			$ 2,500,000
Debt instrument, fixed interest rate	12.00%			12.00%			6.00%				6.00%
Debt instrument, first interest payment due date					Aug. 20, 2015		Aug. 20, 2015
Debt instrument, last principal and interest payment date	Jul. 01, 2017				Jul. 25, 2022		Jul. 25, 2022	Jul. 01, 2017
Interest expense, related party		$ 88,000	$ 82,000		$ 175,000	$ 162,000	$ 330,000	$ 308,000
Gain on extinguishment of subordinated debt							1,000,000
Accrued interest payable		$ 1,200,000			$ 1,200,000		$ 1,100,000
Porter [Member] | Class A Common Stock [Member]
Related party transactions compensation [Abstract]
Percentage of shares owned	35.00%			35.00%
Porter [Member] | Series A-1 Redeemable Preferred Stock [Member]
Related party transactions compensation [Abstract]
Outstanding shares redeemed (in shares)											163
Porter [Member] | Series A-2 Redeemable Preferred Stock [Member]
Related party transactions compensation [Abstract]
Outstanding shares redeemed (in shares)											228